Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Other Investments

Non-current	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2022 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2021 £m

At 1 January	1,927	199	2,126	2,939	121	3,060

Exchange adjustments	75	25	100	5	–	5

Additions	87	63	150	125	52	177

Net fair value movements through Other comprehensive income	(716)	–	(716)	(902)	–	(902)

Net fair value movements through profit or loss	–	27	27	–	37	37

Disposals	(220)	–	(220)	(240)	(11)	(251)

At 31 December	1,153	314	1,467	1,927	199	2,126